FINANCING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income, Nonoperating [Abstract]
Short-term interest expenses commissions and other	$ (1,853)	$ (1,994)	$ (1,585)
Loss in respect of marketable securities and other investments	(8)	(107)	(89)
Interest expenses in respect of long-term loans	(1)	(24)	(311)
Interest income in respect of deposits	3,096	2,010	1,649
Income related to taxes positions	484	75	425
Exchange rate differences and others, net	(3,572)	120	(1,641)
Financing income, net	$ (1,854)	$ 80	$ (1,552)